Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Other Components of Equity [Member] Equity Component of Convertible Notes [Member]	Other Components of Equity [Member] Fair Value Reserves [Member]	Other Components of Equity [Member] Share Based Payment Reserve [Member]	Other Components of Equity [Member] Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]	Total [Member]	Non-Controlling Interests [Member]
Beginning balance at Mar. 31, 2021	$ 891,187	$ 53	$ 2,021,197	$ 31,122	$ 480	$ 138,668	$ (100,666)	$ (1,203,334)	$ 887,520	$ 3,667
Total comprehensive income (loss) for the year
Profit (loss) for the year	(45,567)							(45,405)	(45,405)	(162)
Other comprehensive income (loss)
Foreign currency translation differences	(18,943)						(18,921)		(18,921)	(22)
Equity instruments at FVOCI - net change in fair value	33,543				33,543				33,543
Remeasurement of defined benefit liability	(426)							(433)	(433)	7
Total other comprehensive income (loss)	14,174				33,543		(18,921)	(433)	14,189	(15)
Total comprehensive income (loss) for the year	(31,393)				33,543		(18,921)	(45,838)	(31,216)	(177)
Contributions by owners
Share-based payment	36,645					36,645			36,645
Issue of ordinary shares on exercise of share based awards	36		13,466			(13,430)			36
Transfer to accumulated deficit on expiry of share based awards						(115)		115
Equity instruments at FVOCI - transfer to accumulated deficit					(33,655)			33,655
Total contributions by owners	36,681		13,466		(33,655)	23,100		33,770	36,681
Changes in Ownership Interests [Abstract]
Acquisition of Non-controlling Interest Without Change in Control							(97)	1,246	1,149	(1,149)
Total changes in ownership interest in subsidiaries							(97)	1,246	1,149	(1,149)
Total transactions with owners of the Company	36,681		13,466		(33,655)	23,100	(97)	35,016	37,830	(1,149)
Ending balance at Mar. 31, 2022	896,475	53	2,034,663	31,122	368	161,768	(119,684)	(1,214,156)	894,134	2,341
Total comprehensive income (loss) for the year
Profit (loss) for the year	(11,168)							(11,321)	(11,321)	153
Other comprehensive income (loss)
Foreign currency translation differences	(48,879)						(48,322)		(48,322)	(557)
Remeasurement of defined benefit liability	468							467	467	1
Total other comprehensive income (loss)	(48,411)						(48,322)	467	(47,855)	(556)
Total comprehensive income (loss) for the year	(59,579)						(48,322)	(10,854)	(59,176)	(403)
Contributions by owners
Share-based payment	35,643					35,617			35,617	26
Issue of ordinary shares on exercise of share based awards	2,200		22,699			(20,499)			2,200
Transfer to accumulated deficit on expiry of share based awards						(50)		50
Total contributions by owners	37,843		22,699			15,068		50	37,817	26
Changes in Ownership Interests [Abstract]
Acquisition of Non-controlling Interest Without Change in Control							(218)	1,522	1,304	(1,304)
Acquisition of subsidiary with non-controlling interest	5,830									5,830
Recognition of financial liability for acquisition of non-controlling interest	(4,411)							(4,411)	(4,411)
Change in fair value of financial liability for acquisition of non-controlling interest	(102)						35	(137)	(102)
Total changes in ownership interest in subsidiaries	1,317						(183)	(3,026)	(3,209)	4,526
Total transactions with owners of the Company	39,160		22,699			15,068	(183)	(2,976)	34,608	4,552
Ending balance at Mar. 31, 2023	876,056	53	2,057,362	31,122	368	176,836	(168,189)	(1,227,986)	869,566	6,490
Total comprehensive income (loss) for the year
Profit (loss) for the year	216,743							216,801	216,801	(58)
Other comprehensive income (loss)
Foreign currency translation differences	(9,862)						(9,777)		(9,777)	(85)
Remeasurement of defined benefit liability	(964)							(965)	(965)	1
Total other comprehensive income (loss)	(10,826)						(9,777)	(965)	(10,742)	(84)
Total comprehensive income (loss) for the year	205,917						(9,777)	215,836	206,059	(142)
Contributions by owners
Share-based payment	37,989					37,962			37,962	27
Issue of ordinary shares on exercise of share based awards	5,995	2	103,855			(97,862)			5,995
Transfer to accumulated deficit on expiry of share based awards						(52)		52
Total contributions by owners	43,984	2	103,855			(59,952)		52	43,957	27
Changes in Ownership Interests [Abstract]
Acquisition of Non-controlling Interest Without Change in Control	(2,409)						(229)	(418)	(647)	(1,762)
Acquisition of subsidiary with non-controlling interest	950									950
Recognition of financial liability for acquisition of non-controlling interest	(7,311)							(7,311)	(7,311)
Change in fair value of financial liability for acquisition of non-controlling interest	(769)						(78)	(691)	(769)
Total changes in ownership interest in subsidiaries	(9,539)						(307)	(8,420)	(8,727)	(812)
Total transactions with owners of the Company	34,445	2	103,855			(59,952)	(307)	(8,368)	35,230	(785)
Ending balance at Mar. 31, 2024	$ 1,116,418	$ 55	$ 2,161,217	$ 31,122	$ 368	$ 116,884	$ (178,273)	$ (1,020,518)	$ 1,110,855	$ 5,563